Schedule Of Assumptions Used For Options Granted (Detail)	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Accounting Policies [Abstract]
Risk-free interest rate, minimum	0.60%
Risk-free interest rate, maximum	0.90%
Risk-free interest rate		1.30%	2.60%
Dividend yield	0.00%	0.00%	0.00%
Volatility factor	0.38%		0.33%
Volatility factor, minimum		0.32%
Volatility factor, maximum		0.34%
Expected option life	5 years	5 years	5 years